RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS [Text Block]

NOTE 12:- RIGHT-OF-USE ASSETS

	Land and buildings (*)	Motor vehicles	Total
Cost:

Balance as of January 1, 2019	$777	$—	$777

Additions during the year:
New leases	167	229	396
Adjustments arising from translating financial statements from functional currency to presentation currency	11	2	13
Disposals during the year:
Termination of leases	—	(36)	(36)

Balance as of December 31, 2019	955	195	1,150

Additions during the year:
New leases	—	107	107
Adjustments arising from translating financial statements from functional currency to presentation currency	50	12	62
Disposals during the year:
Termination of leases	—	(73)	(73)

Balance as of December 31, 2020	1,005	241	1,246

Accumulated depreciation:

Balance as of January 1, 2019	—	—	—

Additions during the year:
Depreciation and amortization	79	57	136
Adjustments arising from translating financial statements from functional currency to presentation currency	1	—	1
Disposals during the year:
Termination of leases	—	(10)	(10)

Balance as of December 31, 2019	80	47	127

Additions during the year:
Depreciation and amortization	107	102	209
Adjustments arising from translating financial statements from functional currency to presentation currency	7	3	10
Disposals during the year:
Termination of leases	—	(35)	(35)

Balance as of December 31, 2020	194	117	311

Depreciated cost at December 31, 2020	$811	$124	$935
Depreciated cost at December 31, 2019	$875	$148	$1,023

(*)  In August 2010, Focus signed an agreement with a farmer, located in the south of Israel (the "Farmer"), according to which Focus and the Farmer will jointly operate an area of 7,000 square meters (the "facility") for the cultivation and processing of medical cannabis (the "Venture"). For the purpose of this venture, the parties will operate in the framework of Focus. As part of the agreement, 26% of the share capital of Focus was allocated to the Farmer.

On December 1, 2016, Focus signed with the Farmer an additional agreement, according to which Focus will operate an additional area of 6,000 square meters  for the cultivation and processing of medical cannabis, under the framework of Focus.

On October 29, 2019, Focus signed with the Farmer an additional agreement, according to which Focus will operate an additional area of 7,500 square meters  for the cultivation and processing of medical cannabis, under the framework of Focus.